Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Assets [Abstract]
Restricted cash	$ 317	$ 300
Receivables on account of assets sold	206
Long term deposit	8	8
Long-term prepaid expenses	10	179
Right-of-Use assets, net	528	1,041
Total	$ 1,069	$ 1,528